Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Minimum
Share-based Compensation
Exercise price (US$)	$ 2.39	$ 2.39	$ 2.38
Fair value of the ordinary shares on the date of option grant (US$)	$ 10.34	$ 39.54	$ 2.38
Risk-free interest rate	2.50%	1.08%	0.50%
Expected volatility			54.00%
Expected forfeiture rate (post-vesting)			2.00%
Maximum
Share-based Compensation
Exercise price (US$)	$ 19.91	$ 42.20	$ 48.45
Fair value of the ordinary shares on the date of option grant (US$)	$ 19.61	$ 42.20	$ 48.45
Risk-free interest rate	2.56%	1.47%	1.00%
Expected term (in years)	2 years 6 months	2 years 6 months	2 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	56.00%	55.00%	55.00%
Expected forfeiture rate (post-vesting)	1.50%	2.00%	6.00%
Options | NIO Incentive Plans | US employees under 2016 plan
Share-based Compensation
Unrecognized share-based compensation expenses, Options | ¥				¥ 219,781	¥ 396,098
Weighted-average period for unrecognized expenses expected to be recognized	9 months 7 days	1 year 3 months 25 days	2 years 1 month 6 days